Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 5
Notes to Schedules of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 96.5%
Brazil 1.4%
a
Hypera SA ..................... Pharmaceuticals 1,014 $ 6,962
TOTVS SA ..................... Software 980 6,635
13,597
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 4,072
China 12.8%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,701 5,135
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 31,802 17,071
Chervon Holdings Ltd. ............. Household Durables 902 2,021
China Merchants Bank Co. Ltd. , H .... Banks 6,931 24,191
China Resources Cement Holdings Ltd. Construction Materials 21,612 4,977
China Resources Land Ltd. ......... Real Estate Management & Development 985 3,607
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,558 5,748
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,063 2,101
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 5,975 20,256
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,074 7,515
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 4,833 6,742
Ping An Bank Co. Ltd. , A ........... Banks 5,063 6,868
Uni-President China Holdings Ltd. .... Food Products 17,482 11,182
117,414
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 829 20,891
India 11.3%
ACC Ltd. ....................... Construction Materials 427 9,615
Bajaj Holdings & Investment Ltd. ..... Financial Services 150 13,239
Federal Bank Ltd. ................ Banks 7,232 12,793
HDFC Bank Ltd. ................. Banks 1,709 32,043
Hindalco Industries Ltd. ............ Metals & Mining 899 5,576
a
One 97 Communications Ltd. ....... Financial Services 1,441 15,172
a
PB Fintech Ltd. .................. Insurance 493 4,933
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 6,985 9,952
103,323
Indonesia 1.4%
Astra International Tbk. PT ......... Industrial Conglomerates 35,534 12,381
Italy 0.9%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 357 8,499
Mexico 0.4%
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 15,599 3,414
Philippines 1.0%
BDO Unibank, Inc. ............... Banks 3,907 9,409
South Africa 1.4%
Netcare Ltd. .................... Health Care Providers & Services 17,201 12,610
South Korea 39.2%
Doosan Bobcat, Inc. .............. Machinery 515 17,982
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 327 9,555

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 $ 3,577
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 363 12,598
LG Chem Ltd. ................... Chemicals 11 4,222
LG Corp. ....................... Industrial Conglomerates 729 46,846
NAVER Corp. ................... Interactive Media & Services 376 59,967
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,817 101,656
Samsung Life Insurance Co. Ltd. ..... Insurance 847 45,432
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 95 34,322
Soulbrain Co. Ltd. ................ Chemicals 99 21,070
357,227
Taiwan 19.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 6,503 21,026
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,471 44,221
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 100,203
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 632 12,094
177,544
Thailand 3.8%
Kasikornbank PCL ............... Banks 6,348 22,971
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 5,889
Thai Beverage PCL ............... Beverages 18,151 6,790
35,650
United Arab Emirates 0.8%
Emirates Central Cooling Systems Corp. Water Utilities 16,540 7,431
Total Common Stocks (Cost $ 995,580 ) .........................................
883,462
Short Term Investments 2.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.4%
United States 2.4%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 22,341 22,341
Total Money Market Funds (Cost $ 22,341 ) ......................................
22,341
a a a a a
Total Short Term Investments (Cost $ 22,341 ) ...................................
22,341
a a a
Total Investments (Cost $ 1,017,921 ) 98 .9% .....................................
$905,803
Other Assets, less Liabilities 1 .1% .............................................
9,518
Net Assets 100.0% ...........................................................
$915,321
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $14,014, representing 1.5% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2023
Templeton Emerging Markets Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 94.5%
Brazil 2.3%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 308,146 $ 3,716,579
Dexco SA ...................... Paper & Forest Products 1,175,178 1,734,122
Grendene SA ................... Textiles, Apparel & Luxury Goods 532,559 713,333
a
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 1,715,459 2,214,080
8,378,114
Cambodia 0.7%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,243,898 2,529,893
Chile 0.6%
Aguas Andinas SA , A ............. Water Utilities 6,931,382 2,122,053
China 6.5%
Asia Cement China Holdings Corp. ... Construction Materials 2,876,035 846,395
a,b
Baozun, Inc. , ADR ................ Broadline Retail 24,309 72,441
Chervon Holdings Ltd. ............. Household Durables 930,600 2,084,971
c
China Education Group Holdings Ltd. ,
Reg S ....................... Diversified Consumer Services 3,097,332 1,881,292
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 187,968 4,447,323
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,707,771 3,777,494
Huaxin Cement Co. Ltd. , H ......... Construction Materials 1,117,830 1,004,868
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 2,171,131 2,657,714
Longshine Technology Group Co. Ltd. , A Software 1,069,672 2,553,054
Noah Holdings Ltd. , ADR .......... Capital Markets 141,846 1,818,465
Uni-President China Holdings Ltd. .... Food Products 3,645,351 2,331,706
23,475,723
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 224,199 2,830,288
Hong Kong 2.1%
Luk Fook Holdings International Ltd. .. Specialty Retail 739,740 2,063,889
Pacific Basin Shipping Ltd. ......... Marine Transportation 17,605,141 5,342,193
7,406,082
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 333,773 8,410,992
India 29.6%
a
Affle India Ltd. ................... Media 438,477 5,875,102
Ajanta Pharma Ltd. ............... Pharmaceuticals 193,104 4,576,502
Bajaj Holdings & Investment Ltd. ..... Financial Services 227,808 20,106,302
City Union Bank Ltd. .............. Banks 2,587,005 4,547,840
Coforge Ltd. .................... IT Services 72,478 5,018,793
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 209,423 716,273
Dalmia Bharat Ltd. ............... Construction Materials 306,292 8,143,845
EPL Ltd. ....................... Containers & Packaging 1,063,923 2,500,224
Federal Bank Ltd. ................ Banks 7,191,051 12,720,144
a
Honasa Consumer Ltd. ............ Personal Care Products 295,412 1,477,184
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 172,026 7,264,658
a
Max Financial Services Ltd. ......... Insurance 484,286 5,923,115
a
One 97 Communications Ltd. ....... Financial Services 333,047 3,506,646
a
PB Fintech Ltd. .................. Insurance 633,468 6,338,506
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 2,417,855 4,667,254
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 2,002,427 2,794,759
Tata Consumer Products Ltd. ....... Food Products 185,909 2,099,518

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 5,716,680 $ 8,144,958
106,421,623
Indonesia 0.8%
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 464,491,100 2,908,945
Italy 2.1%
a,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 311,622 7,418,823
Kazakhstan 0.9%
c
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 3,101,666
Mexico 1.9%
Bolsa Mexicana de Valores SAB de CV Capital Markets 3,323,463 6,329,968
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 465,699
6,795,667
Peru 1.3%
Intercorp Financial Services, Inc. ..... Banks 240,936 4,611,515
Philippines 4.6%
a
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 19,513,000 3,394,636
Century Pacific Food, Inc. .......... Food Products 7,938,442 4,350,615
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,259,817 8,798,072
16,543,323
Saudi Arabia 2.0%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 232,700 1,736,798
Mouwasat Medical Services Co. ..... Health Care Providers & Services 180,811 5,426,981
7,163,779
South Africa 1.1%
Netcare Ltd. .................... Health Care Providers & Services 5,456,459 4,000,152
South Korea 10.1%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 252,050 7,365,127
Hankook Tire & Technology Co. Ltd. .. Automobile Components 62,796 2,180,745
a
Hugel, Inc. ..................... Biotechnology 56,208 6,590,343
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 8,071 1,089,322
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 39,644 6,083,447
Lock&Lock Co. Ltd. ............... Household Durables 309,471 1,508,555
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 52,410 3,468,563
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 43,843 1,448,162
Soulbrain Co. Ltd. ................ Chemicals 21,877 4,656,077
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 96,673 1,971,334
36,361,675
Taiwan 15.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 200,590 3,796,683
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,461,795 4,609,437
Merida Industry Co. Ltd. ........... Leisure Products 857,217 5,116,527
momo.com, Inc. ................. Broadline Retail 277,264 4,573,325
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 689,000 11,203,165
Poya International Co. Ltd. ......... Broadline Retail 437,868 7,124,320
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,582,444 3,250,624

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Shin Zu Shing Co. Ltd. ............ Machinery 852,223 $ 3,338,527
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,577,676 10,026,587
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 713,143 3,902,550
56,941,745
Thailand 2.5%
Dynasty Ceramic PCL ............. Building Products 25,815,997 1,145,918
Major Cineplex Group PCL ......... Entertainment 5,595,578 2,405,391
Tisco Financial Group PCL ......... Banks 2,016,322 5,544,520
9,095,829
United Arab Emirates 0.7%
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,183,090 1,071,962
Emirates Central Cooling Systems Corp. Water Utilities 2,908,284 1,306,649
2,378,611
Vietnam 5.7%
FPT Corp. ...................... IT Services 3,111,992 11,789,653
a
Hoa Phat Group JSC ............. Metals & Mining 346,093 379,050
Military Commercial Joint Stock Bank . Banks 1,510,800 1,108,481
Mobile World Investment Corp. ...... Specialty Retail 3,507,057 5,566,481
a
Vincom Retail JSC ............... Real Estate Management & Development 1,675,082 1,526,183
20,369,848
Total Common Stocks (Cost $ 288,980,197 ) .....................................
339,266,346
a
Preferred Stocks 3.2%
Brazil 1.9%
d
Bradespar SA , 7.54% ............. Metals & Mining 1,390,881 6,897,935
Chile 1.3%
d
Embotelladora Andina SA , A , 8.06% .. Beverages 1,146,416 2,235,127
d
Embotelladora Andina SA , B , 7.18% .. Beverages 963,231 2,319,309
4,554,436
Total Preferred Stocks (Cost $ 14,555,731 ) ......................................
11,452,371
Total Long Term Investments (Cost $ 303,535,928 ) ...............................
350,718,717
Short Term Investments 3.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.1%
United States 3.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 11,184,813 11,184,813
Total Money Market Funds (Cost $ 11,184,813 ) ..................................
11,184,813

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 2,400 $ 2,400
Total Investments from Cash Collateral Received for Loaned Securities (Cost $ 2,400 )
2,400
a a a a a
Total Short Term Investments (Cost $ 11,187,213 ) ................................
11,187,213
a a a
Total Investments (Cost $ 314,723,141 ) 100 .8% ..................................
$361,905,930
Other Assets, less Liabilities ( 0 .8 ) % ...........................................
(3,081,462)
Net Assets 100.0% ...........................................................
$358,824,468
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $15,059,495, representing 4.2% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $33,791 $71,587 $(83,037) $— $— $22,341 22,341 $344
Total Affiliated Securities ... $33,791 $71,587 $(83,037) $— $— $22,341 $344
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $13,955,515 $20,762,825 $(23,533,527) $— $— $11,184,813 11,184,813 $124,395
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $— $481,742 $(479,342) $— $— $2,400 2,400 $212
Total Affiliated Securities ... $13,955,515 $21,244,567 $(24,012,869) $— $— $11,187,213 $124,607
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 13,597 $ — $ — $ 13,597
Cambodia ............................ — 4,072 — 4,072
China ............................... 9,536 107,878 — 117,414
Hungary ............................. 20,891 — — 20,891
India ................................ — 103,323 — 103,323
Indonesia ............................ — 12,381 — 12,381
Italy ................................. — 8,499 — 8,499
Mexico .............................. 3,414 — — 3,414
Philippines ............................ — 9,409 — 9,409
South Africa ........................... 12,610 — — 12,610
South Korea .......................... — 357,227 — 357,227
Taiwan ............................... — 177,544 — 177,544
Thailand ............................. — 35,650 — 35,650
United Arab Emirates .................... 7,431 — — 7,431
Short Term Investments ................... 22,341 — — 22,341
Total Investments in Securities ........... $89,820 $815,983
a
$— $905,803
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ 8,378,114 — — 8,378,114
Cambodia ............................ — 2,529,893 — 2,529,893
Chile ................................ 2,122,053 — — 2,122,053
China ............................... 8,423,200 15,052,523 — 23,475,723
Georgia .............................. 2,830,288 — — 2,830,288
Hong Kong ........................... — 7,406,082 — 7,406,082
Hungary ............................. 8,410,992 — — 8,410,992
India ................................ 11,841,160 94,580,463 — 106,421,623
Indonesia ............................ — 2,908,945 — 2,908,945
Italy ................................. — 7,418,823 — 7,418,823
Kazakhstan ........................... 3,101,666 — — 3,101,666
Mexico .............................. 6,795,667 — — 6,795,667
Peru ................................ 4,611,515 — — 4,611,515
Philippines ............................ 7,745,251 8,798,072 — 16,543,323
Saudi Arabia .......................... 7,163,779 — — 7,163,779
South Africa ........................... 4,000,152 — — 4,000,152
South Korea .......................... — 36,361,675 — 36,361,675
Taiwan ............................... — 56,941,745 — 56,941,745
Thailand ............................. 1,145,918 7,949,911 — 9,095,829
United Arab Emirates .................... 1,306,649 1,071,962 — 2,378,611
Vietnam .............................. — 20,369,848 — 20,369,848
Preferred Stocks ........................ 11,452,371 — — 11,452,371
Short Term Investments ................... 11,187,213 — — 11,187,213
Total Investments in Securities ........... $100,515,988 $261,389,942
b
$— $361,905,930
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Includes foreign securities valued at $815,983, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $259,912,758, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.